UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tactical Allocation Group, LLC
Address:   139 S. Old Woodward Ave.
           Birmingham, MI  48009

Form 13F File Number:   028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.          Birmingham, MI            January 30, 2012
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                    Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ------------
Form 13F Information Table Entry Total:           18
                                          ------------
Form 13F Information Table Value Total:     $297,839
                                          ------------
                                           (thousands)


List of Other Included Managers:     NONE

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
                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ALPS ETF TR                   ALERIAN MLP      00162Q866     234    14,099  SH        SOLE                     0     0       14,099
ISHARES TR                    BARCLYS TIPS BD  464287176  28,273   242,325  SH        SOLE                 8,776     0      233,549
ISHARES TR                    MSCI EMERG MKT   464287234  30,256   797,449  SH        SOLE                36,266     0      761,183
ISHARES TR                    IBOXX INV CPBD   464287242     286     2,516  SH        SOLE                     0     0        2,516
ISHARES TR                    S&P NA NAT RES   464287374   1,287    33,870  SH        SOLE                 1,497     0       32,373
ISHARES TR                    RUSSELL MCP GR   464287481   2,274    41,300  SH        SOLE                 2,181     0       39,119
ISHARES TR                    RUSSELL1000VAL   464287598  34,544   544,162  SH        SOLE                24,436     0      519,726
ISHARES TR                    RUSSELL1000GRW   464287614  56,353   975,124  SH        SOLE                41,086     0      934,038
ISHARES TR                    JPMORGAN USD     464288281  48,683   443,582  SH        SOLE                16,853     0      426,729
ISHARES TR                    HIGH YLD CORP    464288513   5,946    66,486  SH        SOLE                 1,927     0       64,559
ISHARES TR                    US PFD STK IDX   464288687     202     5,670  SH        SOLE                     0     0        5,670
ISHARES TR                    S&P GRWTH ALL    464289867     308     9,903  SH        SOLE                     0     0        9,903
ISHARES TR                    S&P MODERATE     464289875     945    31,620  SH        SOLE                     0     0       31,620
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  15,375   298,946  SH        SOLE                13,463     0      285,483
MARKET VECTORS ETF TR         EM LC CURR DBT   57060U522  17,170   700,541  SH        SOLE                30,486     0      670,055
SPDR GOLD TRUST               GOLD SHS         78463V107  32,323   212,666  SH        SOLE                 7,798     0      204,868
SWEDISH EXPT CR CORP          ROG TTL ETN 22   870297801   6,008   705,967  SH        SOLE                18,419     0      687,548
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  17,372   223,119  SH        SOLE                 6,426     0      216,693
TOTAL                                                    297,839
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